Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in estimation of grant date fair value of RSUs
	2017	2020
Expected dividend yield	2.68%	0%

Schedule of assumptions used in estimation of grant date fair value of options

Average Risk-free interest rate (a)	1.58%
Expected dividend yield	2.42%
Average expected volatility (b)	47.90%
Termination rate	9%
Suboptimal factor (c)	3.32

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	2.35%
Expected dividend yield	2.42%
Average expected volatility (b)	43.71%
Termination rate	9%
Suboptimal factor (c)	3.28

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	2.92%
Expected dividend yield	0.0%
Average expected volatility (b)	45.13%
Termination rate	9%
Suboptimal factor (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	2.55%
Expected dividend yield	0.0%
Average expected volatility (b)	44.62%
Termination rate	9%
Suboptimal factor (c)	3.18

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	0.75%
Expected dividend yield	0.0%
Average expected volatility (b)	45.29%
Termination rate	9%
Suboptimal factor (c)	3.16

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Average Risk-free interest rate (a)	1.41%
Expected dividend yield	0.0%
Average expected volatility (b)	45.28%
Termination rate	9%
Suboptimal factor (c)	3.14

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Stock Option Summary
	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

26.91	18,329	1.6	18,329	1.6

33.27	14,865	4.3	14,865	4.3

28.38	35,533	2.4	35,533	2.4

39.62	76,176	3.1	76,176	3.1

36.11	83,016	4.3	83,016	4.3

33.83	87,334	5.1	87,334	5.1

32.54	134,343	6.4	-	-

41.84	129,925	7.4	-	-

	579,521		315,253

Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average grant date fair value
		US$	US$

Balance at January 1, 2019	365,495

Granted	141,928	33.83	13.35
Exercised	(5,500)	28.09	10.03
Forfeited	(36,676)	35.88	13.50

Balance at December 31, 2019	465,247

Granted	148,426	32.54	14.82
Exercised	(12,357)	22.38	8.63
Forfeited	(11,269)	33.93	14.56

Balance at December 31, 2020	590,047

Granted	133,925	41.84	16.62
Exercised	(132,702)	34.01	12.85
Forfeited	(11,749)	35.79	15.39

Balance at December 31, 2021	579,521
Exercisable at December 31, 2021	315,253

Schedule of Restricted Share Units activity
	Number of Restricted Share Units	Weighted average grant date fair value
		US$

Balance at January 1, 2019	78,000

Vested	(39,000)	35.36

Balance at December 31, 2019	39,000

Granted	86,000	35.33
Vested	(39,000)	34.43

Balance at December 31, 2020 and December 31, 2021	86,000

Summary of Allocation of the Stock-Based Compensation Expenses
	Year ended December 31
	2019	2020	2021
	US$ thousands

Cost of sales	437	535	480
Research and development costs	900	959	1,011
Selling and marketing expenses	493	602	697
General and administrative expenses	525	615	674

	2,355	2,711	2,862